Short-term debt (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022
Debt
Short-term debt from unrelated parties	€ 456,904		€ 644,767
Short-term debt from related parties			4,000
Short-term debt	456,904		648,767
Borrowings offset under cash management system	126,836		80,603
Cash and cash equivalents before offset	1,530,328		1,354,390
Short-term debt from unrelated parties before offset	583,740		725,370
Commercial paper program
Debt
Short-term debt from unrelated parties	399,078		495,424
Commercial paper borrowing limit	1,500,000
Outstanding amount	400,000		496,500
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties	€ 57,754		€ 149,265
Average interest rate (as a percent)	8.55%		6.23%
Other
Debt
Short-term debt from unrelated parties	€ 72		€ 78
Borrowings excluding Syndicated Credit Facility
Debt
Remaining borrowing capacity	€ 1,321,417		€ 1,107,050
Related party revolving facility | Maximum
Debt
Short term borrowing capacity from related party		€ 600,000